                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07243

Morgan Stanley Balanced Income Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: July 31, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended July 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JULY 31, 2005

                                                       LEHMAN
                                                     BROTHERS      RUSSELL       LIPPER
                                                 U.S. GOV'T./      1000(R)       INCOME
                                                       CREDIT        VALUE        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D         INDEX(1)     INDEX(2)     INDEX(3)
   3.53%       3.05%       3.13%       3.57%            0.89%       6.60%        2.88%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

During the six months ended July 31, 2005, renewed optimism about economic growth helped fuel a rebound in the equity markets. As the period opened, investors were anxious about oil prices, the geopolitical landscape, economic growth, inflation and the prospect of interest rate increases. Sentiment improved as the period progressed. Data continued to show that the economy was growing at a moderate pace, consumer spending was still holding up, and job growth was reasonable. Inflation concerns waned. As second-quarter corporate earnings reporting generally exceeded expectations, stocks ended the period on a particularly bright note -- despite sustained soaring oil prices and the prospect of continued short-term interest rate increases. Overall, energy and oil stocks were particularly well-rewarded by the market, while technology lagged as a long-awaited burst in corporate spending did not materialize.

Continuing the cycle of measured increases that it began in June of 2004, the Federal Open Market Committee (the "Fed") raised the federal funds target rate four times during the period, to close at 3.25%, a three-year high. Although yields of short- and intermediate-term bonds rose in response to these increases, the yields of longer-term bonds did not follow suit. Apparently undeterred by the prospect for inflation, buyers bid up the prices of long-term U.S. Treasuries, driving long-term yields down (bond prices and yields in opposition). As investors sought out income opportunities, bonds with lower credit qualities and greater yields outperformed higher quality, lower yielding credits.

PERFORMANCE ANALYSIS

Morgan Stanley Balanced Income Fund outperformed the Lehman Brothers U.S. Government/Credit Index and the Lipper Income Funds Index and underperformed the Russell 1000(R) Value Index for the six months ended July 31, 2005, assuming no deduction of applicable sales charges.

Within the stock portion of the portfolio, energy holdings added the most to overall returns. Refining companies led the group, driven by the wider profit margins gained from the high price of crude oil. These companies' budgets were structured based on oil prices estimated in the $25 to $30 per barrel range. As crude prices soared, the refiners were able to capture significantly higher than expected operating margins. Healthcare was also a source of strong performance, led by notable contributions from pharmaceutical companies. Drug stocks had been deeply discounted in the market due to legal and product pipeline concerns. In 2005, however, the group began to benefit from improving sentiment on the legal front, stronger earnings and the anticipation of certain new drugs.

Our stock selection in the financials sector also served the Fund well. Our investment process steered the Fund away from stocks with interest rate exposure, such as banks. (As the difference between long-term and short-term rates narrows, banks' profit margins shrink.) Instead, the Fund favored insurance stocks, which continued to perform well, and brokerage stocks.

Consumer discretionary was a negative sector for the fund during the period. Weakness came primarily from media-related holdings, which were unable to demonstrate new growth amid flagging advertising revenues. Negative market sentiment contributed to the industry's woes.

Within its fixed-income allocation, the Fund's emphasis on higher coupon, slow prepaying mortgage issues benefited performance as rates rose during the bulk of the period. The Fund's overall interest-rate exposure was well below that of its fixed-income benchmark during the period. Against the backdrop of rising short- and intermediate-term interest rates, this positioning proved advantageous during the period. An underweighting versus the Lehman index in the energy and banking and finance sectors benefited relative performance. However, a focus on medium- and higher-quality corporate issues detracted modestly from relative performance, as investors sought out higher yielding bonds.

During the six-month period, the Fund's stock and bond proportions remained fairly constant. As of the end of the reporting period, the Fund held 33 percent in stocks and 64 percent in bonds.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   U.S. Treasury Securities                            32.2%
   Federal National Mortgage Assoc.                     3.3
   JP Morgan Chase & Co.                                1.0
   Bayer AG (ADR) (Germany)                             1.0
   Bristol-Myers Squibb Co.                             0.9
   Merrill Lynch & Co., Inc.                            0.8
   Roche Holdings Ltd. (ADR) (Switzerland)              0.8
   Schering-Plough Corp.                                0.8
   Time Warner Inc.                                     0.8
   Unilever N.V. (NY Registered Shares)
    (Netherlands)                                       0.8

   PORTFOLIO COMPOSITION*
   U.S. Government Agencies & Obligations              34.2%
   Common Stocks                                       32.9
   Corporate Bonds                                     18.0
   Asset-Backed Securities                              9.1
   Short-Term Investments                               3.4
   Mortgage-Backed Securities                           1.9
   Foreign Government Obligations                       0.3
   Collateralized Mortgage Obligation                   0.2

* Does not include outstanding long futures contracts with an underlying face amount of $2,885,594 with unrealized depreciation of $53,509 and short futures contracts with an underlying face amount of $32,972,298 with unrealized appreciation of $452,634.

Data as of July 31, 2005. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME-PRODUCING SECURITIES, CONSISTING OF (1) FIXED-INCOME SECURITIES AND (2) DIVIDEND PAYING COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS. WITHIN THE LIMITATIONS DETAILED BELOW, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY PURCHASE OR SELL SECURITIES IN ANY PROPORTION IT BELIEVES DESIRABLE BASED ON ITS ASSESSMENT OF BUSINESS, ECONOMIC AND INVESTMENT CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF

A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/28/97)         (since 03/28/95)          (since 07/28/97)
   SYMBOL                              BINAX                     BINBX                    BINCX                    BINDX
   1 YEAR                               9.54%(4)                  8.64%(4)                 8.82%(4)                 9.74%(4)
                                        3.79(5)                   3.64(5)                  7.82(5)                    --
   5 YEARS                              6.51(4)                   5.67(4)                  5.69(4)                  6.72(4)
                                        5.37(5)                   5.34(5)                  5.69(5)                    --
   10 YEARS                               --                        --                     6.73(4)                    --
                                          --                        --                     6.73(5)                    --
   SINCE INCEPTION                      5.85(4)                   5.03(4)                  7.21(4)                  6.07(4)
                                        5.14(5)                   5.03(5)                  7.21(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/05 - 07/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/05 -
                                                                     02/01/05            07/31/05             07/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (3.53% return).......................................         $1,000.00           $1,035.30              $5.75
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.14              $5.71
CLASS B
Actual (3.05% return).......................................         $1,000.00           $1,030.50              $9.52
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.42              $9.44
CLASS C
Actual (3.13% return).......................................         $1,000.00           $1,031.30              $9.52
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.42              $9.44
CLASS D
Actual (3.57% return).......................................         $1,000.00           $1,035.70              $4.49
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.38              $4.46

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.14%, 1.89%, 1.89% and 0.89% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the one- and three-year periods but better for the five-year period. The Board also noted that the Fund's relative performance had improved from the three- to the one-year period. The Board discussed with the Adviser the reasons for the improvement. The Board concluded that it could reasonably be expected that the Fund's performance would continue to improve.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Common Stocks (33.2%)
            Aerospace & Defense (0.7%)
  12,340    Northrop Grumman Corp. .......................................................  $   684,253
  16,140    Raytheon Co. .................................................................      634,786
                                                                                            -----------
                                                                                              1,319,039
                                                                                            -----------
            Beverages: Non-Alcoholic (0.5%)
  22,830    Coca-Cola Co. (The)...........................................................      999,041
                                                                                            -----------

            Biotechnology (0.3%)
  17,350    Chiron Corp.*.................................................................      628,591
                                                                                            -----------

            Broadcasting (0.7%)
  38,180    Clear Channel Communications, Inc. ...........................................    1,246,195
                                                                                            -----------

            Chemicals: Major Diversified (1.3%)
  49,630    Bayer AG (ADR) (Germany)......................................................    1,770,798
  13,300    Dow Chemical Co. (The)........................................................      637,735
                                                                                            -----------
                                                                                              2,408,533
                                                                                            -----------
            Computer Processing Hardware (0.5%)
  39,670    Hewlett-Packard Co. ..........................................................      976,675
                                                                                            -----------

            Department Stores (0.3%)
  10,900    Kohl's Corp.*.................................................................      614,215
                                                                                            -----------

            Discount Stores (0.8%)
   5,520    Target Corp. .................................................................      324,300
  21,570    Wal-Mart Stores, Inc. ........................................................    1,064,479
                                                                                            -----------
                                                                                              1,388,779
                                                                                            -----------
            Electric Utilities (1.4%)
  15,170    American Electric Power Co., Inc. ............................................      587,079
   9,170    Entergy Corp. ................................................................      714,710
  10,050    Exelon Corp. .................................................................      537,876
  14,900    FirstEnergy Corp. ............................................................      741,722
                                                                                            -----------
                                                                                              2,581,387
                                                                                            -----------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Finance/Rental/Leasing (0.7%)
  17,270    Freddie Mac...................................................................  $ 1,092,846
   7,910    MBNA Corp. ...................................................................      199,016
                                                                                            -----------
                                                                                              1,291,862
                                                                                            -----------
            Financial Conglomerates (2.5%)
  31,920    Citigroup, Inc. ..............................................................    1,388,520
  51,246    JPMorgan Chase & Co. .........................................................    1,800,784
  11,190    Prudential Financial, Inc.....................................................      748,611
  11,570    State Street Corp. ...........................................................      575,492
                                                                                            -----------
                                                                                              4,513,407
                                                                                            -----------
            Financial Publishing/Services (0.1%)
   5,320    Equifax, Inc. ................................................................      193,648
                                                                                            -----------

            Food: Major Diversified (1.0%)
  13,880    Kraft Foods Inc. (Class A)....................................................      424,034
  21,170    Unilever N.V. (NY Registered Shares) (Netherlands)............................    1,416,485
                                                                                            -----------
                                                                                              1,840,519
                                                                                            -----------
            Food: Specialty/Candy (0.3%)
  15,480    Cadbury Schweppes PLC (ADR) (United Kingdom)..................................      598,147
                                                                                            -----------

            Hotels/Resorts/Cruiselines (0.2%)
   4,880    Marriott International, Inc. (Class A)........................................      334,134
                                                                                            -----------

            Household/Personal Care (0.3%)
   9,140    Kimberly-Clark Corp. .........................................................      582,766
                                                                                            -----------

            Industrial Conglomerates (1.5%)
  38,500    General Electric Co. .........................................................    1,328,250
   6,460    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)...................................      504,978
  11,830    Siemens AG (ADR) (Germany)....................................................      910,555
                                                                                            -----------
                                                                                              2,743,783
                                                                                            -----------
            Industrial Machinery (0.1%)
   2,510    Parker Hannifin Corp. ........................................................      164,957
                                                                                            -----------

            Integrated Oil (2.4%)
  18,170    BP PLC (ADR) (United Kingdom).................................................    1,197,040
  19,070    ConocoPhillips................................................................    1,193,591

12
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
  13,810    Exxon Mobil Corp. ............................................................  $   811,338
  18,300    Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)........................    1,121,424
                                                                                            -----------
                                                                                              4,323,393
                                                                                            -----------
            Investment Banks/Brokers (2.0%)
   3,200    Goldman Sachs Group Inc. (The)................................................      343,936
   9,950    Lehman Brothers Holdings Inc. ................................................    1,046,043
  23,890    Merrill Lynch & Co., Inc. ....................................................    1,404,254
  60,460    Schwab (Charles) Corp. (The)..................................................      828,302
                                                                                            -----------
                                                                                              3,622,535
                                                                                            -----------
            Life/Health Insurance (0.1%)
  16,050    Aegon N.V. (NY Registered Shares) (Netherlands)...............................      229,676
                                                                                            -----------

            Major Banks (0.7%)
  19,760    Bank of America Corp. ........................................................      861,536
   7,700    PNC Financial Services Group..................................................      422,114
                                                                                            -----------
                                                                                              1,283,650
                                                                                            -----------
            Major Telecommunications (1.2%)
  20,370    France Telecom S.A. (ADR) (France)............................................      629,433
  22,050    Sprint Corp. .................................................................      593,145
  28,280    Verizon Communications Inc. ..................................................      968,024
                                                                                            -----------
                                                                                              2,190,602
                                                                                            -----------
            Managed Health Care (0.6%)
  10,210    CIGNA Corp. ..................................................................    1,089,918
                                                                                            -----------

            Media Conglomerates (1.7%)
  37,450    Disney (Walt) Co. (The).......................................................      960,218
  84,160    Time Warner, Inc. ............................................................    1,432,403
  21,040    Viacom Inc. (Class B) (Non-Voting)............................................      704,630
                                                                                            -----------
                                                                                              3,097,251
                                                                                            -----------
            Medical Specialties (0.5%)
   9,600    Applera Corp. - Applied Biosystems Group......................................      199,872
   9,260    Bausch & Lomb, Inc. ..........................................................      783,859
                                                                                            -----------
                                                                                                983,731
                                                                                            -----------
            Motor Vehicles (0.4%)
  28,020    Honda Motor Co., Ltd. (ADR) (Japan)...........................................      722,075
                                                                                            -----------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Multi-Line Insurance (0.3%)
   6,700    Hartford Financial Services Group, Inc. (The).................................  $   539,819
                                                                                            -----------

            Oil Refining/Marketing (0.5%)
  10,250    Valero Energy Corp. ..........................................................      848,495
                                                                                            -----------

            Oilfield Services/Equipment (0.7%)
  15,770    Schlumberger Ltd. (Netherlands Antilles)......................................    1,320,580
                                                                                            -----------

            Packaged Software (0.5%)
  42,250    Symantec Corp.*...............................................................      928,233
                                                                                            -----------

            Pharmaceuticals: Major (4.3%)
  69,570    Bristol-Myers Squibb Co. .....................................................    1,737,859
  11,230    GlaxoSmithKline PLC (ADR) (United Kingdom)....................................      532,751
  15,720    Lilly (Eli) & Co. ............................................................      885,350
  21,140    Roche Holdings Ltd. (ADR) (Switzerland).......................................    1,449,147
  19,300    Sanofi-Aventis (ADR) (France).................................................      835,690
  67,990    Schering-Plough Corp. ........................................................    1,415,552
  21,170    Wyeth.........................................................................      968,528
                                                                                            -----------
                                                                                              7,824,877
                                                                                            -----------
            Precious Metals (0.4%)
  19,730    Newmont Mining Corp. .........................................................      740,861
                                                                                            -----------

            Property - Casualty Insurers (1.2%)
  13,580    Chubb Corp. (The).............................................................    1,206,176
  24,344    St. Paul Travelers Companies, Inc. (The)......................................    1,071,623
                                                                                            -----------
                                                                                              2,277,799
                                                                                            -----------
            Railroads (0.2%)
   7,200    Norfolk Southern Corp. .......................................................      267,912
                                                                                            -----------

            Restaurants (0.2%)
  11,100    McDonald's Corp. .............................................................      345,987
                                                                                            -----------

14
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Semiconductors (0.8%)
  31,290    Intel Corp. ..................................................................  $   849,211
  52,490    Micron Technology, Inc.*......................................................      623,581
                                                                                            -----------
                                                                                              1,472,792
                                                                                            -----------
            Telecommunication Equipment (0.6%)
  51,840    Motorola, Inc. ...............................................................    1,097,971
                                                                                            -----------

            Tobacco (0.3%)
   9,330    Altria Group, Inc. ...........................................................      624,737
                                                                                            -----------

            Wireless Telecommunications (0.4%)
  19,860    Nextel Communications, Inc. (Class A)*........................................      691,127
                                                                                            -----------
            Total Common Stocks (Cost $47,366,706)........................................   60,949,699
                                                                                            -----------

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE
---------                                                               ------   --------
            Corporate Bonds (18.0%)
            Advertising/Marketing Services (0.1%)
 $   230    WPP Finance Corp. (United Kingdom)........................  5.875%   06/15/14        237,846
                                                                                            ------------

            Aerospace & Defense (0.6%)
     235    Northrop Grumman Corp. ...................................  4.079    11/16/06        233,347
     235    Raytheon Co. .............................................  8.30     03/01/10        267,824
     509    Systems 2001 Asset Trust - 144A** (Cayman Islands)........  6.664    09/15/13        544,912
                                                                                            ------------
                                                                                               1,046,083
                                                                                            ------------
            Air Freight/Couriers (0.1%)
     225    Fedex Corp. ..............................................  2.65     04/01/07        218,523
                                                                                            ------------

            Airlines (0.3%)
     334    America West Airlines, Inc. (Series 01-1).................  7.10     04/02/21        346,394
     195    Southwest Airlines Co. (Series 01-1)......................  5.496    11/01/06        197,438
                                                                                            ------------
                                                                                                 543,832
                                                                                            ------------
            Beverages: Alcoholic (0.3%)
     305    FBG Finance Ltd. - 144A** (Australia).....................  5.125    06/15/15        300,253
     320    Miller Brewing Co. - 144A**...............................  4.25     08/15/08        316,115
                                                                                            ------------
                                                                                                 616,368
                                                                                            ------------

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Cable/Satellite TV (0.5%)
 $    35    Comcast Cable Communications Inc. ........................  6.75 %   01/30/11   $     38,104
     350    Comcast Corp. ............................................  6.50     01/15/15        384,195
      40    Comcast Corp. ............................................  7.625    02/15/08         42,641
     270    Cox Communications, Inc. .................................  4.625    01/15/10        265,628
     105    TCI Communications, Inc. .................................  7.875    02/15/26        128,561
                                                                                            ------------
                                                                                                 859,129
                                                                                            ------------
            Chemicals: Major Diversified (0.1%)
     170    ICI Wilmington Inc. ......................................  4.375    12/01/08        167,143
                                                                                            ------------

            Containers/Packaging (0.2%)
     355    Sealed Air Corp. - 144A**.................................  5.625    07/15/13        359,401
                                                                                            ------------

            Department Stores (0.1%)
      50    Federated Department Stores, Inc. ........................  6.625    09/01/08         52,870
      80    May Department Stores Co., Inc. ..........................  5.95     11/01/08         82,753
                                                                                            ------------
                                                                                                 135,623
                                                                                            ------------
            Drugstore Chains (0.2%)
     290    CVS Corp. ................................................  5.625    03/15/06        292,359
      62    CVS Corp. - 144A**........................................  6.204    10/10/25         67,015
                                                                                            ------------
                                                                                                 359,374
                                                                                            ------------
            Electric Utilities (2.0%)
     305    Arizona Public Service Co. ...............................  5.80     06/30/14        321,031
      75    Arizona Public Service Co. ...............................  6.75     11/15/06         77,084
     265    Carolina Power & Light Co. ...............................  5.125    09/15/13        269,134
     185    CC Funding Trust I........................................  6.90     02/16/07        191,287
     145    Cincinnati Gas & Electric Co. ............................  5.70     09/15/12        151,988
     155    Consolidated Natural Gas Co. .............................  5.00     12/01/14        154,202
     100    Consolidated Natural Gas Co. (Series A)...................  5.00     03/01/14         99,521
     230    Consolidated Natural Gas Co. (Series C)...................  6.25     11/01/11        246,905
     180    Consumers Energy Co. .....................................  4.80     02/17/09        180,107
     225    Detroit Edison Co. (The) - 144A**.........................  4.80     02/15/15        220,964
      85    Detroit Edison Co. (The)..................................  6.125    10/01/10         90,403
     130    Entergy Gulf States, Inc. ................................  3.60     06/01/08        126,167
     195    Entergy Gulf States, Inc. ................................  3.73 ++  12/01/09        195,661
     165    Exelon Corp. .............................................  6.75     05/01/11        180,288
     385    FPL Group Capital Inc. ...................................  3.25     04/11/06        382,668
     140    Pacific Gas & Electric Co. ...............................  6.05     03/01/34        150,620
      70    Panhandle Eastern Pipe Line Co. (Series B)................  2.75     03/15/07         68,008
     220    Public Service Electric & Gas Co. (Series MTNB)...........  5.00     01/01/13        222,584

16
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   115    South Carolina Electric & Gas Co. ........................  5.30 %   05/15/33   $    115,507
     155    Texas Eastern Transmission, LP............................  7.00     07/15/32        184,386
     120    Wisconsin Electric Power Co. .............................  3.50     12/01/07        117,435
                                                                                            ------------
                                                                                               3,745,950
                                                                                            ------------
            Electrical Products (0.1%)
     240    Cooper Industries Inc. ...................................  5.25     07/01/07        242,767
                                                                                            ------------

            Electronics/Appliances (0.1%)
     160    LG Electronics Inc. - 144A** (South Korea)................  5.00     06/17/10        157,441
                                                                                            ------------

            Finance/Rental/Leasing (1.6%)
     240    CIT Group, Inc. ..........................................  2.875    09/29/06        236,100
     105    CIT Group, Inc. ..........................................  7.375    04/02/07        109,905
     425    Countrywide Home Loans, Inc. (Series MTN).................  3.25     05/21/08        409,652
     170    Ford Motor Credit Co. ....................................  7.375    10/28/09        169,774
     375    MBNA Corp. ...............................................  3.64 ++  05/05/08        378,394
     305    MBNA Corp. ...............................................  6.125    03/01/13        326,891
     405    Nationwide Building Society - 144A** (United Kingdom).....  4.25     02/01/10        397,772
     280    Residential Capital Corp. - 144A**........................  6.375    06/30/10        284,797
     225    SLM Corp. ................................................  4.00     01/15/10        218,846
     350    SLM Corp. (Series MTNA)...................................  5.00     10/01/13        352,261
                                                                                            ------------
                                                                                               2,884,392
                                                                                            ------------
            Financial Conglomerates (1.5%)
     500    Associates Corp. of North America.........................  6.25     11/01/08        525,827
     230    Bank One Corp. (Series MTNA)..............................  6.00     02/17/09        239,163
     370    Chase Manhattan Corp. ....................................  6.00     02/15/09        386,610
      80    Chase Manhattan Corp. ....................................  7.00     11/15/09         86,814
     160    Citicorp..................................................  6.75     08/15/05        160,166
     185    Citigroup Inc. ...........................................  5.625    08/27/12        193,861
     255    Citigroup Inc. ...........................................  5.75     05/10/06        258,080
     125    Citigroup Inc. ...........................................  6.00     02/21/12        133,686
     165    General Electric Capital Corp. ...........................  4.25     12/01/10        162,344
     470    General Electric Capital Corp. (Series MTNA)..............  6.75     03/15/32        565,447
      70    General Motors Acceptance Corp. ..........................  4.50     07/15/06         69,439
                                                                                            ------------
                                                                                               2,781,437
                                                                                            ------------

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Food: Major Diversified (0.2%)
 $    80    General Mills Inc. .......................................  3.875%   11/30/07   $     78,820
     115    Kraft Foods Inc. .........................................  5.25     06/01/07        116,620
      80    Kraft Foods Inc. .........................................  5.625    11/01/11         83,649
                                                                                            ------------
                                                                                                 279,089
                                                                                            ------------
            Forest Products (0.1%)
     160    Weyerhaeuser Co. .........................................  6.00     08/01/06        162,366
      48    Weyerhaeuser Co. .........................................  6.125    03/15/07         49,040
                                                                                            ------------
                                                                                                 211,406
                                                                                            ------------
            Gas Distributors (0.4%)
     195    NiSource Finance Corp. ...................................  3.854++  11/23/09        195,981
     295    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)...  8.294    03/15/14        346,630
     180    Sempra Energy.............................................  4.621    05/17/07        180,017
                                                                                            ------------
                                                                                                 722,628
                                                                                            ------------
            Home Furnishings (0.1%)
     135    Mohawk Industries, Inc. (Series D)........................  7.20     04/15/12        151,317
                                                                                            ------------

            Hotels/Resorts/Cruiselines (0.5%)
     305    Hyatt Equities LLC - 144A**...............................  6.875    06/15/07        312,547
     505    Marriott International, Inc. (Series E)...................  7.00     01/15/08        531,730
                                                                                            ------------
                                                                                                 844,277
                                                                                            ------------
            Household/Personal Care (0.2%)
     350    Clorox Co. (The)..........................................  3.525++  12/14/07        350,701
                                                                                            ------------

            Industrial Conglomerates (0.3%)
     155    Hutchison Whampoa International Ltd. - 144A** (Cayman
              Islands)................................................  5.45     11/24/10        158,451
     230    Hutchison Whampoa International Ltd. - 144A** (Cayman
              Islands)................................................  6.50     02/13/13        245,857
     200    Textron Financial Corp. ..................................  4.125    03/03/08        198,061
                                                                                            ------------
                                                                                                 602,369
                                                                                            ------------
            Insurance Brokers/Services (0.6%)
     670    Farmers Exchange Capital - 144A**.........................  7.05     07/15/28        705,753
     480    Marsh & McLennan Companies, Inc. .........................  5.375    07/15/14        464,758
                                                                                            ------------
                                                                                               1,170,511
                                                                                            ------------
            Investment Banks/Brokers (0.3%)
     195    Goldman Sachs Group Inc. (The)............................  5.25     10/15/13        198,129
     345    Goldman Sachs Group Inc. (The)............................  6.60     01/15/12        376,925
                                                                                            ------------
                                                                                                 575,054
                                                                                            ------------

18
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Life/Health Insurance (0.1%)
 $   135    John Hancock Financial Services, Inc. ....................  5.625%   12/01/08   $    139,397
                                                                                            ------------

            Major Banks (0.6%)
     120    Bank of New York Co., Inc. (The)..........................  5.20     07/01/07        121,503
     250    Bank of New York Co., Inc. (The) (Series BKNT)............  3.80     02/01/08        246,181
     290    FleetBoston Financial Corp. ..............................  7.25     09/15/05        291,122
     225    HSBC Finance Corp. .......................................  6.75     05/15/11        246,013
     250    Huntington National Bank (Series BKNT)....................  4.375    01/15/10        246,798
                                                                                            ------------
                                                                                               1,151,617
                                                                                            ------------
            Major Telecommunications (0.9%)
     320    Deutsche Telekom International Finance BV (Netherlands)...  8.75     06/15/30        429,370
     315    France Telecom S.A. (France)..............................  8.75     03/01/31        435,154
      95    Sprint Capital Corp. .....................................  8.75     03/15/32        131,133
     210    Telecom Italia Capital SpA (Luxembourg)...................  4.00     11/15/08        206,039
     225    Telecom Italia Capital SpA - 144A** (Luxembourg)..........  4.00     01/15/10        217,326
     300    Verizon New England Inc. .................................  6.50     09/15/11        322,153
                                                                                            ------------
                                                                                               1,741,175
                                                                                            ------------
            Managed Health Care (0.5%)
     515    Aetna, Inc. ..............................................  7.875    03/01/11        590,477
      30    Anthem, Inc. .............................................  6.80     08/01/12         33,166
     345    WellPoint Health Networks Inc. ...........................  6.375    06/15/06        351,161
                                                                                            ------------
                                                                                                 974,804
                                                                                            ------------
            Media Conglomerates (0.3%)
     125    Historic TW Inc. .........................................  6.625    05/15/29        137,531
     115    News America Inc. ........................................  7.28     06/30/28        132,139
      90    News America Holdings, Inc. ..............................  7.75     02/01/24        106,337
      40    Time Warner, Inc. ........................................  7.625    04/15/31         49,442
      90    Time Warner, Inc. ........................................  7.70     05/01/32        112,806
                                                                                            ------------
                                                                                                 538,255
                                                                                            ------------
            Motor Vehicles (0.1%)
     190    DaimlerChrysler North American Holdings Co. ..............  8.50     01/18/31        244,261
                                                                                            ------------

            Multi-Line Insurance (0.9%)
     780    AIG Sun America Global Finance VI - 144A**................  6.30     05/10/11        837,159
     265    American General Finance Corp. (Series MTNF)..............  5.875    07/14/06        268,809
     130    American General Finance Corp. (Series MTNH)..............  4.625    09/01/10        128,266
      85    AXA Financial Inc. .......................................  6.50     04/01/08         89,186

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   120    Hartford Financial Services Group, Inc. (The).............  2.375%   06/01/06   $    118,186
     135    International Lease Finance Corp. ........................  3.75     08/01/07        133,119
                                                                                            ------------
                                                                                               1,574,725
                                                                                            ------------
            Oil & Gas Production (0.8%)
     125    Pemex Project Funding Master Trust........................  7.375    12/15/14        138,438
     390    Pemex Project Funding Master Trust........................  8.00     11/15/11        440,895
     515    Pemex Project Funding Master Trust........................  8.625    02/01/22        626,498
     220    Pemex Project Funding Master Trust........................  9.125    10/13/10        257,290
                                                                                            ------------
                                                                                               1,463,121
                                                                                            ------------
            Other Metals/Minerals (0.1%)
     235    Brascan Corp. (Canada)....................................  7.125    06/15/12        260,266
                                                                                            ------------

            Property - Casualty Insurers (0.4%)
     460    Mantis Reef Ltd. - 144A** (Australia).....................  4.692    11/14/08        454,349
     315    St. Paul Travelers........................................  5.01     08/16/07        316,960
                                                                                            ------------
                                                                                                 771,309
                                                                                            ------------
            Pulp & Paper (0.1%)
     195    Sappi Papier Holding AG - 144A** (Austria)................  6.75     06/15/12        202,459
                                                                                            ------------

            Railroads (0.4%)
     162    Burlington North Santa Fe Railway Co. ....................  4.575    01/15/21        159,048
     175    Norfolk Southern Corp. ...................................  7.35     05/15/07        183,400
     105    Union Pacific Corp. ......................................  3.625    06/01/10         99,258
      35    Union Pacific Corp. ......................................  6.625    02/01/08         36,707
     100    Union Pacific Corp. - 144A**..............................  5.214    09/30/14        100,710
     110    Union Pacific Corp. (Series MTNE).........................  6.79     11/09/07        115,388
                                                                                            ------------
                                                                                                 694,511
                                                                                            ------------
            Real Estate Development (0.5%)
     414    World Financial Properties - 144A**.......................  6.91     09/01/13        442,151
     408    World Financial Properties - 144A**.......................  6.95     09/01/13        435,328
                                                                                            ------------
                                                                                                 877,479
                                                                                            ------------
            Real Estate Investment Trusts (0.2%)
      30    EOP Operating L.P. .......................................  4.75     03/15/14         29,128
     245    EOP Operating L.P. .......................................  6.763    06/15/07        253,968
                                                                                            ------------
                                                                                                 283,096
                                                                                            ------------
            Regional Banks (0.3%)
     510    Marshall & Ilsley Bank (Series BKNT)......................  3.80     02/08/08        501,835
                                                                                            ------------

20
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Savings Banks (0.7%)
 $   195    Household Finance Corp. ..................................  4.125%   12/15/08   $    191,870
     220    Household Finance Corp. ..................................  5.875    02/01/09        228,146
     105    Household Finance Corp. ..................................  6.375    10/15/11        112,680
     230    Household Finance Corp. ..................................  6.40     06/17/08        241,300
     100    Sovereign Bank (Series CD)................................  4.00     02/01/08         98,885
     195    Washington Mutual Bank....................................  5.50     01/15/13        200,497
     230    Washington Mutual Inc. ...................................  8.25     04/01/10        259,948
                                                                                            ------------
                                                                                               1,333,326
                                                                                            ------------
            Tobacco (0.2%)
     265    Altria Group, Inc. .......................................  7.00     11/04/13        290,865
     125    Altria Group, Inc. .......................................  7.75     01/15/27        146,175
                                                                                            ------------
                                                                                                 437,040
                                                                                            ------------
            Trucks/Construction/Farm Machinery (0.3%)
     425    Caterpillar Financial Services Corp. (Series MTNF)........  3.35 ++  08/20/07        425,795
      70    Caterpillar Financial Services Corp. (Series MTNF)........  3.625    11/15/07         68,641
                                                                                            ------------
                                                                                                 494,436
                                                                                            ------------
            Wireless Telecommunications (0.1%)
     135    AT&T Wireless Services, Inc. .............................  8.75     03/01/31        187,079
                                                                                            ------------
            Total Corporate Bonds (Cost $32,294,138).....................................     33,132,852
                                                                                            ------------
            Foreign Government Obligations (0.3%)
     160    United Mexican States (Mexico)............................  8.375    01/14/11        183,920
     350    United Mexican States (Mexico) (Series MTN)...............  8.30     08/15/31        433,475
                                                                                            ------------
            Total Foreign Government Obligations (Cost $587,300).........................        617,395
                                                                                            ------------
            U.S. Government Agencies & Obligations (34.4%)
   1,300    Federal Home Loan Mortgage Corp. .........................  5.125    11/07/13      1,302,739
   3,135    Federal National Mortgage Assoc. +........................  4.25     08/15/10      3,110,911
            U.S. Treasury Bonds
     510    ..........................................................  6.125    08/15/29        628,576
   7,700    ..........................................................  7.625    02/15/25     10,736,687
   7,100    ..........................................................  8.125    08/15/19 -    9,976,790
                                                                                 08/15/21
            U.S. Treasury Notes
   1,750    ..........................................................  1.875    01/31/06      1,735,235
   3,940    ..........................................................  3.875    02/15/13      3,855,814
  25,500    ..........................................................  4.250    08/15/13     25,539,856

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            U.S. Treasury Strips
 $ 4,190    ..........................................................  0.00 %   08/15/20   $  2,114,349
  10,605    ..........................................................  0.00     02/15/25 -    4,263,509
                                                                                 02/15/27
            Total U.S. Government Agencies & Obligations (Cost $60,636,552)..............     63,264,466
                                                                                            ------------
            Mortgage-Backed Securities (1.9%)
            Federal Home Loan Mortgage Corp. Gold
     192    ..........................................................  6.50     01/01/31        198,841
     474    ..........................................................  7.50     10/01/29 -      506,119
                                                                                 08/01/32
            Federal National Mortgage Assoc.
   1,038    ..........................................................  6.50     03/01/32 -    1,074,630
                                                                                 06/01/33
     267    ..........................................................  7.00     07/01/11 -      280,511
                                                                                 05/01/32
     609    ..........................................................  7.50     08/01/23 -      649,338
                                                                                 07/01/32
     637    ..........................................................  8.00     05/01/24 -      684,180
                                                                                 08/01/31
            Government National Mortgage Assoc.
     114    ..........................................................  7.50     08/15/25 -      122,296
                                                                                 10/15/26
      69    ..........................................................  8.00     07/15/26         74,624
                                                                                            ------------
            Total Mortgage-Backed Securities (Cost $3,541,326)...........................      3,590,539
                                                                                            ------------
            Asset-Backed Securities (9.2%)
            Finance/Rental/Leasing
     700    American Express Credit Account Master Trust 2002-3 A.....  3.498++  12/15/09        701,643
   1,275    American Express Credit Account Master Trust 2003-3 A.....  3.498++  11/15/10      1,278,682
      59    Asset Backed Funding Certificates 2004-HE1 A1.............  3.59 ++  06/25/22         58,974
     725    Banc of America Securities Auto Trust 2005-WF1 A3.........  3.99     08/18/09        720,517
     425    Capital Auto Receivables Asset Trust 2004-2 A.............  3.35     02/15/08        419,644
     725    Capital Auto Receivables Asset Trust 2005-1 A4............  4.05     07/15/09        721,548
     650    Caterpillar Financial Asset Trust 2005-A A3...............  3.90     02/25/09        645,400
     315    Chase Credit Card Master Trust 2001-4 A...................  5.50     11/17/08        319,148
     300    CIT Equipment Collateral 2004-EF1 A3......................  3.50     09/20/08        295,605
     300    Citibank Credit Card Issuance Trust 2000-A1 A1............  6.90     10/15/07        302,082
     475    CNH Equipment Trust 2005-A A3.............................  4.02     04/15/09        472,382
     575    Daimler Chrysler Auto Trust 2005-B A3.....................  4.04     09/08/09        572,326
     475    Ford Credit Auto Owner Trust 2005-B A3....................  4.17     01/15/09        473,866
     550    GE Dealer Floorplan Master Note Trust 2004-1 A............  3.48 ++  07/20/08        550,287

22
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   900    Harley-Davidson Motorcycle Trust 2005-1 A2................  3.76 %   12/17/12   $    887,407
     525    Harley-Davidson Motorcycle Trust 2005-2 A2................  4.07     02/15/12        520,652
     400    Honda Auto Receivables Owner Trust 2005-2 A3..............  3.93     01/15/09        397,455
     650    Honda Auto Receivables Owner Trust 2005-3 A3..............  3.87     04/20/09        644,386
     450    Hyundai Auto Receivables Trust 2005-A A3..................  3.98     11/16/09        446,621
     140    MBNA Master Credit Card Trust 1999-B A....................  5.90     08/15/11        146,866
     800    Merrill Auto Trust Securitization 2005-1 A3...............  4.10     08/25/09        796,010
     575    National City Auto Receivables Trust 2004-A A4............  2.88     05/15/11        558,000
     825    Nissan Auto Receivables Owner Trust 2005-B A3.............  3.99     07/15/09        820,404
     175    TXU Electric Delivery Transition Bond Co. LLC 2004-1A2....  4.81     11/17/14        175,821
     950    USAA Auto Owner Trust 2004-2 A-4..........................  3.58     02/15/11        935,531
     900    USAA Auto Owner Trust 2004-3 A3...........................  3.16     02/17/09        887,863
     575    USAA Auto Owner Trust 2005-1 A3...........................  3.90     07/15/09        571,224
     500    Volkswagen Auto Lease Trust 2005-A A3.....................  3.82     05/20/08        497,129
     325    Wachovia Auto Owner Trust 2004-B A3.......................  2.91     04/20/09        320,071
     400    Wachovia Auto Owner Trust 2005-A A3.......................  4.06     09/21/09        398,101
     300    World Omni Auto Receivables Trust 2004-A A3...............  3.29     11/12/08        296,770
                                                                                            ------------
            Total Asset-Backed Securities (Cost $16,926,527).............................     16,832,415
                                                                                            ------------
            Collateralized Mortgage Obligation (0.2%)
    2000    Federal National Mortgage Assoc. 2005 - 68 XI (IO) (Cost
              $300,000)...............................................  6.00     08/25/35        345,000
                                                                                            ------------
            Short-Term Investments (3.4%)
            U.S. Government Obligation (a) (0.2%)
     400    U.S. Treasury Bill*** (Cost $393,896).....................  3.35     07/14/05        393,896
                                                                                            ------------
            Repurchase Agreement (3.2%)
   5,822    Joint repurchase agreement account (dated 07/29/05;
              proceeds $5,823,596) (b) (Cost $5,822,000)..............  3.29     08/01/05      5,822,000
                                                                                            ------------
            Total Short-Term Investments (Cost $6,215,896).......................              6,215,896
                                                                                            ------------
            Total Investments (Cost $167,868,445) (c)(d).........................   100.6%   184,948,262

            Liabilities in Excess of Other Assets................................    (0.6)    (1,130,075)
                                                                                    -----   ------------
            Net Assets...........................................................   100.0%  $183,818,187
                                                                                    =====   ============

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED) continued

---------------------

    ADR  American Depositary Receipt.
    IO   Interest-Only security.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $199,750.
     +   Security purchased on a forward commitment basis.
    ++   Floating rate security, rate shown is the rate in effect at
         July 31, 2005.
    (a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $39,290,516, in connection with securities
         purchased on a forward commitment basis and open futures
         contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $18,308,143 and the aggregate gross unrealized depreciation is $1,228,326, resulting in net unrealized appreciation of $17,079,817.

FUTURES CONTRACTS OPEN AT JULY 31, 2005:

                                                                              UNREALIZED
NUMBER OF                DESCRIPTION, DELIVERY       UNDERLYING FACE         APPRECIATION
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE        (DEPRECIATION)
---------   ----------   ----------------------  ------------------------   --------------
    26         Long       U.S. Treasury Notes          $  2,885,594            $(53,509)
                         10 Year September 2005
    36         Short      U.S. Treasury Notes            (7,433,438)             64,932
                         2 Year September 2005
   107         Short      U.S. Treasury Notes           (11,470,735)            179,640
                         5 Year September 2005
   122         Short      U.S. Treasury Bonds           (14,068,125)            208,062
                         20 Year September 2005
                                                                               --------
                         Net unrealized appreciation.....................      $399,125
                                                                               ========

24
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $167,868,445).....  $184,948,262
Receivable for:
    Interest................................................     1,700,129
    Investments sold........................................       652,310
    Variation margin........................................       158,619
    Dividends...............................................        74,025
    Shares of beneficial interest sold......................        66,854
Prepaid expenses and other assets...........................        90,781
                                                              ------------
    Total Assets............................................   187,690,980
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,302,244
    Shares of beneficial interest redeemed..................       282,222
    Distribution fee........................................       142,711
    Investment advisory fee.................................        81,648
    Administration fee......................................        12,561
Accrued expenses and other payables.........................        51,407
                                                              ------------
    Total Liabilities.......................................     3,872,793
                                                              ------------
    Net Assets..............................................  $183,818,187
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $162,982,066
Net unrealized appreciation.................................    17,478,942
Accumulated undistributed net investment income.............       626,757
Accumulated undistributed net realized gain.................     2,730,422
                                                              ------------
    Net Assets..............................................  $183,818,187
                                                              ============
Class A Shares:
Net Assets..................................................   $21,431,308
Shares Outstanding (unlimited authorized, $.01 par value)...     1,617,845
    Net Asset Value Per Share...............................        $13.25
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $13.98
                                                              ============
Class B Shares:
Net Assets..................................................  $118,388,056
Shares Outstanding (unlimited authorized, $.01 par value)...     8,973,710
    Net Asset Value Per Share...............................        $13.19
                                                              ============
Class C Shares:
Net Assets..................................................   $42,689,234
Shares Outstanding (unlimited authorized, $.01 par value)...     3,231,664
    Net Asset Value Per Share...............................        $13.21
                                                              ============
Class D Shares:
Net Assets..................................................    $1,309,589
Shares Outstanding (unlimited authorized, $.01 par value)...        99,116
    Net Asset Value Per Share...............................        $13.21
                                                              ============

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2005 (unaudited)

Net Investment Income:
Income
Interest....................................................  $ 2,757,579
Dividends (net of $28,889 foreign withholding tax)..........      699,917
                                                              -----------
    Total Income............................................    3,457,496
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................       18,415
Distribution fee (Class B shares)...........................      647,531
Distribution fee (Class C shares)...........................      212,874
Investment advisory fee.....................................      489,933
Transfer agent fees and expenses............................      127,861
Administration fee..........................................       75,374
Registration fees...........................................       38,100
Professional fees...........................................       35,244
Shareholder reports and notices.............................       34,382
Custodian fees..............................................       23,125
Trustees' fees and expenses.................................        1,132
Other.......................................................       14,795
                                                              -----------
    Total Expenses..........................................    1,718,766
                                                              -----------
    Net Investment Income...................................    1,738,730
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................    6,379,628
Futures contracts...........................................   (1,443,217)
                                                              -----------
    Net Realized Gain.......................................    4,936,411
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (1,907,124)
Futures contracts...........................................    1,057,440
                                                              -----------
    Net Depreciation........................................     (849,684)
                                                              -----------
    Net Gain................................................    4,086,727
                                                              -----------
Net Increase................................................  $ 5,825,457
                                                              ===========

26
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2005   JANUARY 31, 2005
                                                              -------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  1,738,730      $  3,543,356
Net realized gain...........................................     4,936,411         8,383,257
Net change in unrealized appreciation/depreciation..........      (849,684)       (2,483,279)
                                                              ------------      ------------
    Net Increase............................................     5,825,457         9,443,334
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................       (84,010)         (238,355)
    Class B shares..........................................      (544,067)       (3,326,493)
    Class C shares..........................................      (203,250)         (935,448)
    Class D shares..........................................       (14,947)          (66,324)
Net realized gain
    Class A shares..........................................      (126,897)         --
    Class B shares..........................................      (749,156)         --
    Class C shares..........................................      (264,158)         --
    Class D shares..........................................        (7,680)         --
                                                              ------------      ------------
    Total Dividends and Distributions.......................    (1,994,165)       (4,566,620)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (18,722,360)      (28,746,960)
                                                              ------------      ------------

    Net Decrease............................................   (14,891,068)      (23,870,246)
Net Assets:
Beginning of period.........................................   198,709,255       222,579,501
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $626,757 and dividends in excess of net investment income
of $265,699, respectively)..................................  $183,818,187      $198,709,255
                                                              ============      ============

                                                                              27
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,642,327 at July 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $100,311 and $2,561, respectively and received $34,539 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2005, aggregated $81,076,073 and $97,079,006, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $54,117,784 and $65,293,871 respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At July 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $3,200.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JULY 31, 2005                 JANUARY 31, 2005
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     109,795   $  1,438,529          317,691   $  3,989,301
Conversion from Class B...........................   1,134,150     14,717,231           --            --
Reinvestment of dividends and distributions.......      11,858        155,484           13,948        177,229
Redeemed..........................................    (287,681)    (3,775,079)        (259,961)    (3,278,960)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     968,122     12,536,165           71,678        887,570
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     549,509      7,151,944        2,120,892     26,772,710
Conversion to Class A.............................  (1,138,594)   (14,717,231)          --            --
Reinvestment of dividends and distributions.......      71,039        922,613          185,091      2,343,526
Redeemed..........................................  (1,730,989    (22,543,214)      (4,500,852)   (56,690,252)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................  (2,249,035)   (29,185,888)      (2,194,869)   (27,574,016)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     188,797      2,462,832          491,664      6,201,714
Reinvestment of dividends and distributions.......      27,498        357,577           55,409        702,690
Redeemed..........................................    (327,788)    (4,273,047)        (617,049)    (7,782,752)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................    (111,493)    (1,452,638)         (69,976)      (878,348)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      15,403        201,773           24,387        310,527
Reinvestment of dividends and distributions.......       1,192         15,441            3,852         48,712
Redeemed..........................................     (63,853)      (837,213)        (122,109)    (1,541,405)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class D............................     (47,258)      (619,999)         (93,870)    (1,182,166)
                                                    ----------   ------------       ----------   ------------
Net decrease in Fund..............................  (1,439,664)  $(18,722,360)      (2,287,037)  $(28,746,960)
                                                    ==========   ============       ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

The Investment Adviser has determined that a portion of the ordinary income dividends paid in June will be recharacterized as additional long-term capital gain distributions. This change is reflected throughout these financial statements.

As of January 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts, capital loss deferrals on straddles and book amortization of premiums on debt securities.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also rise from the potential inability of counterparties to meet the terms of their contracts.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                         FOR THE SIX                             FOR THE YEAR ENDED JANUARY 31,
                                        MONTHS ENDED           ------------------------------------------------------------------
                                        JULY 31, 2005           2005           2004           2003           2002           2001
                                        -------------          ------         ------         ------         ------         ------
                                         (unaudited)
Class A Shares:
Selected Per Share Data:

Net asset value, beginning of
 period...............................      $12.98             $12.66         $11.45         $12.35         $12.42         $11.80
                                            ------             ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment income++...........        0.17               0.30           0.26           0.33           0.43           0.47
    Net realized and unrealized gain
    (loss)............................        0.28               0.39           1.28          (0.84)         (0.06)          0.94
                                            ------             ------         ------         ------         ------         ------

Total income (loss) from investment
 operations...........................        0.45               0.69           1.54          (0.51)          0.37           1.41
                                            ------             ------         ------         ------         ------         ------

Less dividends and distributions from:
    Net investment income.............       (0.10)             (0.37)         (0.33)         (0.39)         (0.44)         (0.47)
    Net realized gain.................       (0.08)              --             --             --             --            (0.32)
                                            ------             ------         ------         ------         ------         ------

Total dividends and distributions.....       (0.18)             (0.37)         (0.33)         (0.39)         (0.44)         (0.79)
                                            ------             ------         ------         ------         ------         ------

Net asset value, end of period........      $13.25             $12.98         $12.66         $11.45         $12.35         $12.42
                                            ======             ======         ======         ======         ======         ======

Total Return+.........................        3.53%(1)           5.55%         13.65%         (4.19)%         3.13%         12.66%

Ratios to Average Net Assets(3):
Expenses..............................        1.14%(2)           1.08%          1.09%          1.08%          1.16%          1.20%

Net investment income.................        2.53%(2)           2.39%          2.15%          2.79%          3.44%          3.97%

Supplemental Data:
Net assets, end of period, in
 thousands............................     $21,431             $8,434         $7,318         $3,125         $2,216         $2,043

Portfolio turnover rate...............          43%(1)             89%           174%           173%            99%            21%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

34
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX              FOR THE YEAR ENDED JANUARY 31,
                                              MONTHS ENDED    ---------------------------------------------------
                                              JULY 31, 2005     2005       2004       2003       2002      2001
                                              -------------   --------   --------   --------   --------   -------
                                               (unaudited)
Class B Shares:
Selected Per Share Data:

Net asset value, beginning of period........      $12.93        $12.61     $11.40     $12.31     $12.39    $11.77
                                                  ------        ------     ------     ------     ------    ------

Income (loss) from investment operations:
    Net investment income++.................        0.12          0.20       0.17       0.24       0.34      0.37
    Net realized and unrealized gain
    (loss)..................................        0.27          0.39       1.28      (0.85)     (0.07)     0.95
                                                  ------        ------     ------     ------     ------    ------

Total income (loss) from investment
 operations.................................        0.39          0.59       1.45      (0.61)      0.27      1.32
                                                  ------        ------     ------     ------     ------    ------

Less dividends and distributions from:
    Net investment income...................       (0.05)        (0.27)     (0.24)     (0.30)     (0.35)    (0.38)
    Net realized gain.......................       (0.08)        --         --         --         --        (0.32)
                                                  ------        ------     ------     ------     ------    ------

Total dividends and distributions...........       (0.13)        (0.27)     (0.24)     (0.30)     (0.35)    (0.70)
                                                  ------        ------     ------     ------     ------    ------

Net asset value, end of period..............      $13.19        $12.93     $12.61     $11.40     $12.31    $12.39
                                                  ======        ======     ======     ======     ======    ======

Total Return+...............................        3.05%(1)      4.83%     12.77%     (4.98)%     2.32%    11.82%

Ratios to Average Net Assets(3):
Expenses....................................        1.89%(2)      1.84%      1.86%      1.84%      1.91%     2.00%

Net investment income.......................        1.78%(2)      1.63%      1.38%      2.03%      2.68%     3.17%

Supplemental Data:
Net assets, end of period, in thousands.....    $118,388      $145,072   $169,135   $135,146   $101,957   $45,803

Portfolio turnover rate.....................          43%(1)        89%       174%       173%        99%       21%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              35
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX            FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED    -----------------------------------------------
                                                  JULY 31, 2005    2005      2004      2003      2002      2001
                                                  -------------   -------   -------   -------   -------   -------
                                                   (unaudited)
Class C Shares:
Selected Per Share Data:

Net asset value, beginning of period............      $12.95       $12.63    $11.42    $12.33    $12.41    $11.78
                                                      ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment income++.....................        0.12         0.21      0.17      0.24      0.33      0.38
    Net realized and unrealized gain (loss).....        0.28         0.38      1.28     (0.85)    (0.05)     0.95
                                                      ------       ------    ------    ------    ------    ------

Total income (loss) from investment
 operations.....................................        0.40         0.59      1.45     (0.61)     0.28      1.33
                                                      ------       ------    ------    ------    ------    ------

Less dividends and distributions from:
    Net investment income.......................       (0.06)       (0.27)    (0.24)    (0.30)    (0.36)    (0.38)
    Net realized gain...........................       (0.08)       --        --        --        --        (0.32)
                                                      ------       ------    ------    ------    ------    ------

Total dividends and distributions...............       (0.14)       (0.27)    (0.24)    (0.30)    (0.36)    (0.70)
                                                      ------       ------    ------    ------    ------    ------

Net asset value, end of period..................      $13.21       $12.95    $12.63    $11.42    $12.33    $12.41
                                                      ======       ======    ======    ======    ======    ======

Total Return+...................................        3.13%(1)     4.84%    12.74%    (5.00)%    2.32%    11.89%

Ratios to Average Net Assets(3):
Expenses........................................        1.89%(2)     1.77%     1.85%     1.84%     1.91%     1.94%

Net investment income...........................        1.78%(2)     1.70%     1.39%     2.03%     2.68%     3.23%

Supplemental Data:
Net assets, end of period, in thousands.........     $42,689      $43,308   $43,092   $32,439   $33,321   $24,205

Portfolio turnover rate.........................          43%(1)       89%      174%      173%       99%       21%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

36
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                         FOR THE SIX                             FOR THE YEAR ENDED JANUARY 31
                                        MONTHS ENDED           ------------------------------------------------------------------
                                        JULY 31, 2005           2005           2004           2003           2002           2001
                                        -------------          ------         ------         ------         ------         ------
                                         (unaudited)
Class D Shares:
Selected Per Share Data:

Net asset value, beginning of
 period...............................     $12.95              $12.63         $11.42         $12.33         $12.40         $11.79
                                           ------              ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment income++...........       0.18                0.33           0.29           0.34           0.45           0.50
    Net realized and unrealized gain
    (loss)............................       0.28                0.39           1.28          (0.83)         (0.05)          0.93
                                           ------              ------         ------         ------         ------         ------

Total income (loss) from investment
 operations...........................       0.46                0.72           1.57          (0.49)          0.40           1.43
                                           ------              ------         ------         ------         ------         ------

Less dividends and distributions from:
    Net investment income.............      (0.12)              (0.40)         (0.36)         (0.42)         (0.47)         (0.50)
    Net realized gain.................      (0.08)               --             --             --             --            (0.32)
                                           ------              ------         ------         ------         ------         ------

Total dividends and distributions.....      (0.20)              (0.40)         (0.36)         (0.42)         (0.47)         (0.82)
                                           ------              ------         ------         ------         ------         ------

Net asset value, end of period........     $13.21              $12.95         $12.63         $11.42         $12.33         $12.40
                                           ======              ======         ======         ======         ======         ======

Total Return+.........................       3.57%(1)            5.80%         13.94%         (4.04)%         3.37%         12.88%

Ratios to Average Net Assets(3):
Expenses..............................       0.89%(2)            0.84%          0.86%          0.84%          0.91%          1.00%

Net investment income.................       2.78%(2)            2.63%          2.38%          3.03%          3.68%          4.17%

Supplemental Data:
Net assets, end of period, in
 thousands............................     $1,310              $1,895         $3,034         $1,476         $  496         $  107

Portfolio turnover rate...............         43%(1)              89%           174%           173%            99%            21%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              37
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Balanced Income Fund
Semiannual Report
July 31, 2005

[MORGAN STANLEY LOGO]

38400RPT-RA05-00746P-Y07/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005












                                       3